INVESTMENT SECURITIES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investment [Line Items]
Percentage of debt securities considered to be of investment-grade	98.00%
Percentage of tax-exempt municipal securities classified as pre-refunded	8.00%
General obligation bonds as percentage of tax-exempt municipal securities that were not pre-refunded	46.00%
Special revenue bonds as percentage of tax exempt municipal securities that were not pre-refunded	54.00%
Maximum percentage of any general obligation bonds in one state	11.00%
Percentage of tax-exempt securities insured by bond insurers	4.00%
Residential and commercial mortgage-backed securities, percentage of collateral consisting of prime loans	99.00%
Percentage of corporate securities associated with financial services industry	23.00%	25.00%
Number of securities in loss position	990
Number of positions	2,140
Other-than-temporary impairments | $	$ 0	$ 0	$ 0
Residential Mortgage-backed securities
Investment [Line Items]
Mortgage back securities as percent of agency mortgage-backed securities	99.00%	98.00%